Capital Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Capital Stock
NOTE 16: CAPITAL STOCK
Common Stock and Warrants—As of the Effective Date, Reorganized Tribune Company issued 78,754,269 shares of Class A Common Stock and 4,455,767 shares of Class B Common Stock. As described in Note 3, certain creditors that were entitled to receive Common Stock, either voluntarily elected to receive Class B Common Stock in lieu of Class A Common Stock or were allocated Class B Common Stock in lieu of Class A Common Stock in order to comply with the FCC’s ownership rules and requirements. The Class A Common Stock and Class B Common Stock generally provide identical economic rights, but holders of Class B Common Stock have limited voting rights, including that such holders have no right to vote in the election of directors. Subject to the ownership limitations described below, each share of Class A Common Stock is convertible into one share of Class B Common Stock and each share of Class B Common Stock is convertible into one share of Class A Common Stock, in each case, at the option of the holder at any time. During the years ended December 31, 2015, December 28, 2014, and December 29, 2013 on a net basis, 2,432,478, 772,042, and 1,389,119 shares, respectively, of Class B Common Stock were converted into 2,432,478, 772,042 and 1,389,119 shares, respectively, of Class A Common Stock.
In addition, on the Effective Date, Reorganized Tribune Company entered into the Warrant Agreement, pursuant to which the Company issued 16,789,972 Warrants to purchase Common Stock. The Company issued the Warrants in lieu of Common Stock to creditors that were otherwise eligible to receive Common Stock in connection with the implementation of the Plan in order to comply with the FCC’s foreign ownership restrictions. Each Warrant entitles the holder to purchase from the Company, at the option of the holder and subject to certain restrictions set forth in the Warrant Agreement and described below, one share of Class A Common Stock or one share of Class B Common Stock at an exercise price of $0.001 per share, subject to adjustment and a cashless exercise feature. The Warrants may be exercised at any time on or prior to December 31, 2032. During the years ended December 31, 2015, December 28, 2014, and December 29, 2013 1,718,652, 4,875,048 and 9,904,963 Warrants, respectively, were exercised for 1,718,645, 4,850,072 and 9,786,411 shares, respectively, of Class A Common Stock and nil, 24,944 and 118,533 shares, respectively, of Class B Common Stock. In addition, 9,536 shares, 5,682 shares and 4,077 shares of Class A Common Stock were issued in the form of unrestricted stock awards to certain members of the Board as compensation for retainer fees in 2015, 2014 and 2013, respectively (see Note 17 for further information). At December 31, 2015, the following amounts were issued: 291,309 Warrants, 100,015,546 shares of Class A Common Stock, of which 7,670,216 were held in treasury, and 5,605 shares of Class B Common Stock.
The Company is authorized to issue up to one billion shares of Class A Common Stock, up to one billion shares of Class B Common Stock and up to 40 million shares of preferred stock, each par value $0.001 per share, in one or more series. The Company has not issued any shares of preferred stock. The Company’s Class A Common Stock is currently traded on the New York Stock Exchange under the symbol “TRCO.” The Company’s Class B Common Stock and Warrants are currently traded over-the-counter under the symbols “TRBAB” and “TRBNW,” respectively.
Pursuant to the Company’s amended and restated certificate of incorporation and the Warrant Agreement, in the event the Company determines that the ownership or proposed ownership of Common Stock or Warrants, as applicable, would be inconsistent with or violate any federal communications laws, materially limit or impair any business activities or proposed business activities of the Company under any federal communications laws, or subject the Company to any regulation under any federal communications laws to which the Company would not be subject, but for such ownership or proposed ownership, the Company may, among other things: (i) require a holder of Common Stock or Warrants to promptly furnish information reasonably requested by the Company, including information with respect to citizenship, ownership structure, and other ownership interests and affiliations; (ii) refuse to permit a proposed transfer or conversion of Common Stock, or condition transfer or conversion on the prior consent of the FCC; (iii) refuse to permit a proposed exercise of Warrants, or condition exercise on the prior consent of the FCC; (iv) suspend the rights of ownership of the holders of Common Stock or Warrants; (v) require the conversion of any or all shares of Common Stock held by a stockholder into shares of any other class of capital stock of the Company with equivalent economic value, including the conversion of shares of Class A Common Stock into shares of Class B Common Stock or the conversion of shares of Class B Common Stock into shares of Class A Common Stock; (vi) require the exchange of any or all shares of Common Stock held by any stockholder of the Company for warrants to acquire the same number and class of shares of capital stock in the Company; (vii) to the extent the foregoing are not reasonably feasible, redeem any or all such shares of Common Stock; or (viii) exercise any and all appropriate remedies, at law or in equity, in any court of competent jurisdiction to prevent or cure any such situation.
On the Effective Date, Reorganized Tribune Company entered into a registration rights agreement (the “Registration Rights Agreement”) with certain entities related to Angelo, Gordon & Co., L.P. (the “AG Group”), Oaktree Tribune, L.P., an affiliate of Oaktree (the “Oaktree Group”) and Isolieren Holding Corp., an affiliate of JPMorgan (the “JPM Group,” and each of the JPM Group, AG Group and Oaktree Group, a “Stockholder Group”) and certain other holders of Registrable Securities who become a party thereto. “Registrable Securities” consist of Common Stock, securities convertible into or exchangeable for Common Stock and options, Warrants or other rights to acquire Common Stock. Registrable Securities will cease to be Registrable Securities, among other circumstances, upon their sale under a registration statement or pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”). The Registration Rights Agreement gives a Stockholder Group demand registration, shelf registration and piggyback registration rights. At any time, any Stockholder Group holding at least 5% of the outstanding Class A Common Stock (on a fully diluted basis) (a “Demand Holder”) has certain rights to demand the registration of Registrable Securities on an underwritten or non-underwritten basis, provided that certain conditions are met, including that the aggregate proceeds expected to be received is greater than the lesser of (i) $100 million and (ii) 2.5% of the market capitalization of the Company. Each Stockholder Group is permitted a limited number of demand registrations on Form S-1 (Oaktree Group – five and the AG Group and JPMorgan Group – each three) and an unlimited number of demand registrations on Form S-3. The Company is not required to file a demand registration statement within 90 days after the effective date of a previous registration statement (other than on Form S-8 or S-4). At any time that the Company is eligible for registration on Form S-3, any Demand Holder may demand the Company file a shelf registration statement covering Registrable Securities. The Stockholder Groups are also afforded unlimited registration rights (piggyback rights) on any registration statement (other than registrations on Form S-8 or S-4 or for rights offerings) filed by the Company with respect to securities of the same class or series covered by such registration statement. The Company has certain rights to suspend its obligations with respect to registrations under certain conditions or upon the happening of certain events (such as pending material corporate developments) for specified periods of time as set forth in the Registration Rights Agreement. The Registration Rights Agreement also includes other customary terms and conditions, including customary lock-up or “holdback” provisions binding the stockholders and the Company and indemnity and contribution obligations of the Company and the stockholders participating in a registration. The registration rights are only transferable to, subject to certain conditions, (i) an affiliate of a Stockholder Group or (ii) a transferee of a Stockholder Group if at least 5% of the Class A Common Stock (on a fully diluted basis) is being transferred to such transferee (and such transferee may not subsequently transfer its registration rights to any other person or entity, other than to a Stockholder Group). The Registration Rights Agreement terminates on December 31, 2022.
Secondary Public Offering—Following the exercise of one of the demand registration rights by the stockholders under the Registration Rights Agreement described above, the Company filed a registration statement on Form S-1 and on April 22, 2015 it was declared effective by the SEC for a secondary offering of Class A Common Stock. On April 28, 2015, the selling stockholders completed the sale of 9,240,073 shares of Class A Common Stock at a price of $56.00 per share. The Company did not receive any of the proceeds from the shares of Class A Common Stock sold by the selling stockholders.

Common Stock Repurchases—On October 13, 2014, the Board authorized a stock repurchase program, under which the Company could repurchase up to $400 million of its outstanding Class A Common Stock in open-market purchases in accordance with all applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. During 2014, the Company repurchased 1,101,160 shares in open market transactions for $68 million at an average price of $61.58 per share which included 125,566 shares, valued at $8 million, for which the Company placed trades prior to December 28, 2014 that were not settled until the first three business days of the first quarter of 2015. During fiscal 2015, the Company repurchased 6,569,056 shares of Class A Common Stock in open market transactions for $332 million at an average price of $50.59 per share. As of December 31, 2015, the Company repurchased the full $400 million of outstanding Class A Common Stock authorized under the repurchase program.
On February 24, 2016, the Board authorized a new stock repurchase program, under which the Company may repurchase up to $400 million of its outstanding Class A Common Stock. Under the stock repurchase program, the Company may repurchase shares in open-market purchases in accordance with all applicable securities laws and regulations, including Rule 10b-18 of the Exchange Act. The extent to which the Company repurchases its shares, and the timing of such repurchases, will depend upon a variety of factors, including market conditions, regulatory requirements and other corporate considerations.
Special Cash Dividend—On March 5, 2015, the Board authorized and declared a special cash dividend of $6.73 per share of Common Stock (the “Special Cash Dividend”), which was paid on April 9, 2015 to holders of record of Common Stock at the close of business on March 25, 2015. In addition, pursuant to the terms of the Warrant Agreement, the Company made a cash payment of $6.73 per Warrant on April 9, 2015 to holders of record of Warrants at the close of business on March 25, 2015. The total aggregate payment on April 9, 2015 totaled $649 million, including the payment to holders of Warrants.
Quarterly Cash Dividends—The Board declared quarterly cash dividends per share on Common Stock to holders of record of Common Stock and Warrants as follows (in thousands, except per share data):

	2015
	Per Share	Total Amount
Second quarter	$0.25	$24,100
Third quarter	0.25	23,620
Fourth quarter	0.25	23,555
Total quarterly cash dividends declared and paid	$0.75	$71,275

On February 24, 2016, the Board declared a quarterly cash dividend of $0.25 per share to be paid on March 24, 2016 to holders of record of Common Stock and Warrants as of March 10, 2016.
The payment of the cash dividends also results in the issuance of Dividend Equivalent Units (“DEUs”) to holders of RSUs and PSUs each, as defined and described in Note 17. The DEUs will be reinvested in RSUs and PSUs and settled concurrently with the vesting of associated RSUs and PSUs. Pursuant to the Company’s policy, the forfeitable DEUs and dividends payable in cash are treated as a reduction of retained (deficit) earnings.
The declaration of any future dividends and the establishment of the per share amount, record dates and payment dates for any such future dividends are at the discretion of the Board and will depend upon various factors then existing, including earnings, financial condition, results of operations, capital requirements, level of indebtedness, contractual restrictions with respect to payment of dividends (including the restricted payment covenant contained in the credit agreement governing the Secured Credit Facility), restrictions imposed by applicable law, general business conditions and other factors that the Board may deem relevant. In addition, pursuant to the terms of the Warrant Agreement, concurrently with any cash dividend made to holders of the Company’s Common Stock, holders of Warrants are entitled to receive a cash payment equal to the amount of the dividend paid per share of Common Stock for each Warrant held.